Guarantee Of Registered Securities (Condensed Consolidating Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Guarantor Obligations [Line Items]
Cash and cash equivalents	$ 165.6	$ 487.1	$ 430.7	$ 1,050.7
Accounts receivable	855.7	811.4
Accounts receivable from affiliates	0	0
Other	513.9	425.4
Total current assets	1,535.2	1,723.9
PROPERTY AND EQUIPMENT, AT COST	17,498.5	15,737.1
Less accumulated depreciation	3,187.5	2,591.5
Property and equipment, net	14,311.0	13,145.6	12,421.9
GOODWILL	3,274.0	3,274.0
DUE FROM AFFILIATES	0	0
INVESTMENTS IN AFFILIATES	0	0
OTHER ASSETS, NET	352.7	421.8
TOTAL ASSETS	19,472.9	18,565.3
Accounts payable and accrued liabilities	999.8	942.2
Accounts payable to affiliates	0	0
Current maturities of long-term debt	47.5	47.5
Total current liabilities	1,047.3	989.7
DUE TO AFFILIATES	0	0
LONG-TERM DEBT	4,718.9	4,798.4
DEFERRED INCOME TAXES	362.1	351.7
OTHER LIABILITIES	545.7	573.4
ENSCO SHAREHOLDERS' EQUITY	12,791.6	11,846.4
NONCONTROLLING INTERESTS	7.3	5.7
Total equity	12,798.9	11,852.1
Total liabilities and shareholders' equity	19,472.9	18,565.3
Ensco Plc [Member]
Guarantor Obligations [Line Items]
Cash and cash equivalents	46.5	271.8	236.6	3.4
Accounts receivable	0	0
Accounts receivable from affiliates	1,235.0	1,294.5
Other	3.2	2.8
Total current assets	1,284.7	1,569.1
PROPERTY AND EQUIPMENT, AT COST	2.1	2.1
Less accumulated depreciation	1.5	1.1
Property and equipment, net	0.6	1.0
GOODWILL	0	0
DUE FROM AFFILIATES	4,876.8	3,483.5
INVESTMENTS IN AFFILIATES	13,830.1	13,469.3
OTHER ASSETS, NET	8.8	11.3
TOTAL ASSETS	20,001.0	18,534.2
Accounts payable and accrued liabilities	31.5	31.0
Accounts payable to affiliates	3,666.1	2,364.8
Current maturities of long-term debt	0	0
Total current liabilities	3,697.6	2,395.8
DUE TO AFFILIATES	1,030.8	1,816.7
LONG-TERM DEBT	2,473.7	2,469.6
DEFERRED INCOME TAXES	0	0
OTHER LIABILITIES	0	0
ENSCO SHAREHOLDERS' EQUITY	12,798.9	11,852.1
NONCONTROLLING INTERESTS	0	0
Total equity	12,798.9	11,852.1
Total liabilities and shareholders' equity	20,001.0	18,534.2
ENSCO International Inc. [Member]
Guarantor Obligations [Line Items]
Cash and cash equivalents	0.5	1.7	0	19.1
Accounts receivable	0	0.2
Accounts receivable from affiliates	213.8	226.5
Other	61.3	24.9
Total current assets	275.6	253.3
PROPERTY AND EQUIPMENT, AT COST	34.3	30.2
Less accumulated depreciation	26.5	23.5
Property and equipment, net	7.8	6.7
GOODWILL	0	0
DUE FROM AFFILIATES	4,236.0	3,594.7
INVESTMENTS IN AFFILIATES	4,868.6	2,693.8
OTHER ASSETS, NET	60.1	67.4
TOTAL ASSETS	9,448.1	6,615.9
Accounts payable and accrued liabilities	9.1	28.1
Accounts payable to affiliates	549.7	136.9
Current maturities of long-term debt	0	0
Total current liabilities	558.8	165.0
DUE TO AFFILIATES	2,760.4	2,054.7
LONG-TERM DEBT	149.1	149.0
DEFERRED INCOME TAXES	358.3	335.1
OTHER LIABILITIES	2.3	0
ENSCO SHAREHOLDERS' EQUITY	5,619.2	3,912.1
NONCONTROLLING INTERESTS	0	0
Total equity	5,619.2	3,912.1
Total liabilities and shareholders' equity	9,448.1	6,615.9
Pride International Inc. [Member]
Guarantor Obligations [Line Items]
Cash and cash equivalents	4.9	85.0	22.6	0
Accounts receivable	0	0
Accounts receivable from affiliates	5.5	0
Other	0	0
Total current assets	10.4	85.0
PROPERTY AND EQUIPMENT, AT COST	0	0
Less accumulated depreciation	0	0
Property and equipment, net	0	0
GOODWILL	0	0
DUE FROM AFFILIATES	1,898.0	1,628.4
INVESTMENTS IN AFFILIATES	4,092.2	3,824.8
OTHER ASSETS, NET	0	0
TOTAL ASSETS	6,000.6	5,538.2
Accounts payable and accrued liabilities	34.2	34.1
Accounts payable to affiliates	0	0
Current maturities of long-term debt	0	0
Total current liabilities	34.2	34.1
DUE TO AFFILIATES	1,331.1	877.5
LONG-TERM DEBT	2,007.8	2,040.8
DEFERRED INCOME TAXES	0	0
OTHER LIABILITIES	8.7	10.8
ENSCO SHAREHOLDERS' EQUITY	2,618.8	2,575.0
NONCONTROLLING INTERESTS	0	0
Total equity	2,618.8	2,575.0
Total liabilities and shareholders' equity	6,000.6	5,538.2
Other Non-Guarantor Subsidiaries Of Ensco [Member]
Guarantor Obligations [Line Items]
Cash and cash equivalents	113.7	128.6	171.5	1,028.2
Accounts receivable	855.7	811.2
Accounts receivable from affiliates	4,169.2	2,375.1
Other	449.4	397.7
Total current assets	5,588.0	3,712.6
PROPERTY AND EQUIPMENT, AT COST	17,462.1	15,704.8
Less accumulated depreciation	3,159.5	2,566.9
Property and equipment, net	14,302.6	13,137.9
GOODWILL	3,274.0	3,274.0
DUE FROM AFFILIATES	5,069.7	4,748.9
INVESTMENTS IN AFFILIATES	0	0
OTHER ASSETS, NET	283.8	343.1
TOTAL ASSETS	28,518.1	25,216.5
Accounts payable and accrued liabilities	925.0	849.0
Accounts payable to affiliates	1,407.7	1,394.4
Current maturities of long-term debt	47.5	47.5
Total current liabilities	2,380.2	2,290.9
DUE TO AFFILIATES	10,958.2	8,706.6
LONG-TERM DEBT	88.3	139.0
DEFERRED INCOME TAXES	3.8	16.6
OTHER LIABILITIES	534.7	562.6
ENSCO SHAREHOLDERS' EQUITY	14,545.6	13,495.1
NONCONTROLLING INTERESTS	7.3	5.7
Total equity	14,552.9	13,500.8
Total liabilities and shareholders' equity	28,518.1	25,216.5
Consolidating Adjustments [Member]
Guarantor Obligations [Line Items]
Cash and cash equivalents	0	0	0	0
Accounts receivable	0	0
Accounts receivable from affiliates	(5,623.5)	(3,896.1)
Other	0	0
Total current assets	(5,623.5)	(3,896.1)
PROPERTY AND EQUIPMENT, AT COST	0	0
Less accumulated depreciation	0	0
Property and equipment, net	0	0
GOODWILL	0	0
DUE FROM AFFILIATES	(16,080.5)	(13,455.5)
INVESTMENTS IN AFFILIATES	(22,790.9)	(19,987.9)
OTHER ASSETS, NET	0	0
TOTAL ASSETS	(44,494.9)	(37,339.5)
Accounts payable and accrued liabilities	0	0
Accounts payable to affiliates	(5,623.5)	(3,896.1)
Current maturities of long-term debt	0	0
Total current liabilities	(5,623.5)	(3,896.1)
DUE TO AFFILIATES	(16,080.5)	(13,455.5)
LONG-TERM DEBT	0	0
DEFERRED INCOME TAXES	0	0
OTHER LIABILITIES	0	0
ENSCO SHAREHOLDERS' EQUITY	(22,790.9)	(19,987.9)
NONCONTROLLING INTERESTS	0	0
Total equity	(22,790.9)	(19,987.9)
Total liabilities and shareholders' equity	$ (44,494.9)	$ (37,339.5)